Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 27, 2025	Sep. 28, 2024	Sep. 30, 2023	Sep. 24, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

This section should be read in conjunction with the Compensation Discussion and Analysis in this proxy statement, which includes additional discussion of the objectives of our executive compensation programs and how they are aligned with our financial and operational performance.

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid, or CAP, to our principal executive officer, or PEO, former PEO, and non-PEO NEOs, as defined by SEC rules, and certain of our financial performance measures. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, refer to the Compensation Discussion and Analysis section of this proxy statement.

Pay Versus Performance Table

The following table provides the information required for our PEO, former PEO, and non-PEO NEOs for each of the covered fiscal years ended September 27, 2025, September 28, 2024, September 30, 2023, and September 24, 2022, along with the financial information required to be disclosed for each fiscal year.

							Year-end value of $100 invested on September 25, 2021 in:
Fiscal Year (1)(2)(3)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Summary Compensation Table Total for Former PEO	Compensation Actually Paid to Former PEO	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)(4)	SYM Total Shareholder Return	Peer Group Total Shareholder Return ($)(5)	Net Income ($M)	Revenue ($M)(6)
2025	0	0	0	0	$14,516,583	$21,647,418	532	208	(91)	2,247
2024	0	0	0	0	4,210,384	(314,726)	260	163	(85)	1,788
2023	0	0	1,649,999	(7,495,338)	4,432,802	14,598,073	341	108	(208)	1,177
2022	0	0	14,304,539	9,731,876	8,519,163	8,092,278	108	80	(139)	593

(1)
PEO in each covered fiscal year is Richard B. Cohen. Mr. Cohen served as our CEO for duration of each covered fiscal year except from April 4, 2022 to November 19, 2022.
(2)
Former PEO in fiscal years 2022 and 2023 is Michael Loparco. Mr. Loparco served as our CEO from April 4, 2022 to November 19, 2022.
(3)
Our non-PEO NEOs include following executives in each covered fiscal year:
a.
2025: Izzy Martins, James Kuffner, Michael Dunn, Walter Odisho, Carol Hibbard
b.
2024: Carol Hibbard, Corey Dufresne, George Dramalis, Bill Boyd, Thomas Ernst
c.
2023: Thomas Ernst, Walter Odisho
d.
2022: Thomas Ernst, Michael Dunn
(4)
CAP to PEO, former PEO, non-PEO NEOs reflect adjustments from total compensation as reported in Summary Compensation Table. As discussed in Compensation Discussion and Analysis section of this proxy statement, Mr. Cohen, our PEO, did not receive any compensation in fiscal year 2025, nor did he receive any compensation in fiscal years 2024, 2023 or 2022. As such, PEO’s CAP is $0 in each of covered fiscal years. A reconciliation of adjustments for average compensation of PEO, former PEO, and non-PEO NEOs for fiscal years 2025, 2024, 2023, and 2022 are set forth in tables below.

	2025	2024	2023		2022
	PEO	PEO	PEO	Former PEO	PEO	Former PEO
	($)	($)	($)	($)	($)	($)
Summary Compensation Table Total	0	0	0	1,649,999	0	14,304,539
Adjustments for Equity Awards:
(Subtraction): Value of “Stock Awards” reported in Summary Compensation Table	0	0	0	0	0	-13,718,000
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	0	0	0	0	0	9,145,337

	2025	2024	2023		2022
	PEO	PEO	PEO	Former PEO	PEO	Former PEO
	($)	($)	($)	($)	($)	($)
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	0	0	0	0	0	0
Addition: Fair value at vest of awards granted and vested during the covered fiscal year	0	0	0	0	0	0
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	0	0	0	0	0	0
(Subtraction): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	0	0	0	-9,145,337	0	0
Compensation Actually Paid (as calculated)	0	0	0	-7,495,338	0	9,731,876

	2025	2024	2023	2022
	Average of Other non-PEO NEOs	Average of Other non-PEO NEOs	Average of Other non-PEO NEOs	Average of Other non-PEO NEOs
	($)	($)	($)	($)
Summary Compensation Table Total	$14,516,583	4,210,384	4,432,802	8,519,163
Adjustments for Equity Awards:
(Subtraction): Value of “Stock Awards” reported in Summary Compensation Table	-13,265,159	-3,451,088	-3,823,978	-7,835,389
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	19,153,914	1,665,408	7,869,094	3,766,964
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	856,591	-2,376,039	4,507,052	1,151,867
Addition: Fair value at vest of awards granted	0	0	0	2,542,709

	2025	2024	2023	2022
	Average of Other non-PEO NEOs	Average of Other non-PEO NEOs	Average of Other non-PEO NEOs	Average of Other non-PEO NEOs
	($)	($)	($)	($)
and vested during the covered fiscal year
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	385,489	1,443,851	1,613,103	237,265
(Subtraction): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	0	-1,807,242	0	-290,301
Compensation Actually Paid (as calculated)	21,647,418	-314,726	14,598,073	8,092,278

CAP does not correlate to total amount of cash or equity compensation realized during each fiscal year and is different from “realizable” or “realized” compensation as reported in the Compensation Discussion and Analysis section of this proxy statement. Instead, it is nuanced calculation that includes increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in prior fiscal year, in accordance with Item 402(v) of Regulation S-K. Given a significant amount of CAP is dependent on our stock price at a specific point in time, it is important to note that value could have been drastically different if other measurement dates were chosen. The amount of compensation actually realized may, in fact, be different from amounts disclosed in the Pay Versus Performance Table.

(5)
The peer group TSR set forth in this table utilizes the S&P 500 Information Technology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended September 27, 2025. The comparison assumes $100 was invested for period starting September 25, 2021 through the end of listed fiscal year in SYM and in the S&P 500 Information Technology Index. Historical stock price performance is not necessarily indicative of future stock price performance.
(6)
Revenue, which is a GAAP measure, represents the most important financial performance measure (that is not otherwise required to be disclosed in Pay Versus Performance Table) used by us to link CAP to our NEOs, including our PEO, to our performance for most recently completed fiscal year.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
PEO in each covered fiscal year is Richard B. Cohen. Mr. Cohen served as our CEO for duration of each covered fiscal year except from April 4, 2022 to November 19, 2022.
(2)
Former PEO in fiscal years 2022 and 2023 is Michael Loparco. Mr. Loparco served as our CEO from April 4, 2022 to November 19, 2022.
(3)
Our non-PEO NEOs include following executives in each covered fiscal year:
a.
2025: Izzy Martins, James Kuffner, Michael Dunn, Walter Odisho, Carol Hibbard
b.
2024: Carol Hibbard, Corey Dufresne, George Dramalis, Bill Boyd, Thomas Ernst
c.
2023: Thomas Ernst, Walter Odisho
d.
2022: Thomas Ernst, Michael Dunn

Peer Group Issuers, Footnote
(5)
The peer group TSR set forth in this table utilizes the S&P 500 Information Technology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended September 27, 2025. The comparison assumes $100 was invested for period starting September 25, 2021 through the end of listed fiscal year in SYM and in the S&P 500 Information Technology Index. Historical stock price performance is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 0	0	0	0
Adjustment To PEO Compensation, Footnote
(4)
CAP to PEO, former PEO, non-PEO NEOs reflect adjustments from total compensation as reported in Summary Compensation Table. As discussed in Compensation Discussion and Analysis section of this proxy statement, Mr. Cohen, our PEO, did not receive any compensation in fiscal year 2025, nor did he receive any compensation in fiscal years 2024, 2023 or 2022. As such, PEO’s CAP is $0 in each of covered fiscal years. A reconciliation of adjustments for average compensation of PEO, former PEO, and non-PEO NEOs for fiscal years 2025, 2024, 2023, and 2022 are set forth in tables below.

	2025	2024	2023		2022
	PEO	PEO	PEO	Former PEO	PEO	Former PEO
	($)	($)	($)	($)	($)	($)
Summary Compensation Table Total	0	0	0	1,649,999	0	14,304,539
Adjustments for Equity Awards:
(Subtraction): Value of “Stock Awards” reported in Summary Compensation Table	0	0	0	0	0	-13,718,000
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	0	0	0	0	0	9,145,337

	2025	2024	2023		2022
	PEO	PEO	PEO	Former PEO	PEO	Former PEO
	($)	($)	($)	($)	($)	($)
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	0	0	0	0	0	0
Addition: Fair value at vest of awards granted and vested during the covered fiscal year	0	0	0	0	0	0
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	0	0	0	0	0	0
(Subtraction): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	0	0	0	-9,145,337	0	0
Compensation Actually Paid (as calculated)	0	0	0	-7,495,338	0	9,731,876

Non-PEO NEO Average Total Compensation Amount	$ 14,516,583	4,210,384	4,432,802	8,519,163
Non-PEO NEO Average Compensation Actually Paid Amount	$ 21,647,418	(314,726)	14,598,073	8,092,278
Adjustment to Non-PEO NEO Compensation Footnote

	2025	2024	2023	2022
	Average of Other non-PEO NEOs	Average of Other non-PEO NEOs	Average of Other non-PEO NEOs	Average of Other non-PEO NEOs
	($)	($)	($)	($)
Summary Compensation Table Total	$14,516,583	4,210,384	4,432,802	8,519,163
Adjustments for Equity Awards:
(Subtraction): Value of “Stock Awards” reported in Summary Compensation Table	-13,265,159	-3,451,088	-3,823,978	-7,835,389
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	19,153,914	1,665,408	7,869,094	3,766,964
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	856,591	-2,376,039	4,507,052	1,151,867
Addition: Fair value at vest of awards granted	0	0	0	2,542,709

	2025	2024	2023	2022
	Average of Other non-PEO NEOs	Average of Other non-PEO NEOs	Average of Other non-PEO NEOs	Average of Other non-PEO NEOs
	($)	($)	($)	($)
and vested during the covered fiscal year
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	385,489	1,443,851	1,613,103	237,265
(Subtraction): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	0	-1,807,242	0	-290,301
Compensation Actually Paid (as calculated)	21,647,418	-314,726	14,598,073	8,092,278

CAP does not correlate to total amount of cash or equity compensation realized during each fiscal year and is different from “realizable” or “realized” compensation as reported in the Compensation Discussion and Analysis section of this proxy statement. Instead, it is nuanced calculation that includes increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in prior fiscal year, in accordance with Item 402(v) of Regulation S-K. Given a significant amount of CAP is dependent on our stock price at a specific point in time, it is important to note that value could have been drastically different if other measurement dates were chosen. The amount of compensation actually realized may, in fact, be different from amounts disclosed in the Pay Versus Performance Table.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Important Performance Measures

As described in greater detail in the Compensation Discussion and Analysis section of this proxy statement, our executive compensation program reflects a pay-for-performance philosophy. We utilize metrics for our short- and long-term incentive compensation programs based on an objective of driving profitable growth and effectively managing cash generation to increase shareholder value. Listed below are the financial performance measures which, in our assessment, represent the most important performance measures we used to link CAP to our NEOs to our performance in fiscal year 2025. Of these measures, we have identified Revenue as the most important of our financial performance measures.

•
Revenue
•
Adjusted EBITDA*
•
Adjusted Free Cash Flow*

* Adjusted EBITDA and Adjusted Free Cash Flow are not prepared in accordance with GAAP. “Adjusted EBITDA” is defined and reconciled in our 10-K. “Adjusted Free Cash Flow” is defined as “Adjusted EBITDA” less purchases of property and equipment and capitalization of internal use software development costs.

Total Shareholder Return Amount	$ 532	260	341	108
Peer Group Total Shareholder Return Amount	$ 208	$ 163	$ 108	$ 80
Company Selected Measure Amount	2,247,000,000	1,788,000,000	1,177,000,000	593,000,000
PEO Name	Richard B. Cohen	Richard B. Cohen	Michael Loparco.	Michael Loparco.
Net Income	$ (91,000,000)	$ (85,000,000)	$ (208,000,000)	$ (139,000,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Michael Loparco
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	1,649,999	14,304,539
PEO Actually Paid Compensation Amount	0	0	(7,495,338)	9,731,876
Michael Loparco | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(13,718,000)
Michael Loparco | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	9,145,337
Michael Loparco | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Michael Loparco | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Michael Loparco | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Michael Loparco | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,145,337)	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,265,159)	(3,451,088)	(3,823,978)	(7,835,389)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,153,914	1,665,408	7,869,094	3,766,964
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	856,591	(2,376,039)	4,507,052	1,151,867
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	2,542,709
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	385,489	1,443,851	1,613,103	237,265
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (1,807,242)	$ 0	$ (290,301)